Superannuation commitments - Asset allocation (Details)	Sep. 30, 2022	Sep. 30, 2021
Australia
Superannuation commitments
Cash	5.00%	5.00%
Equity instruments	42.00%	47.00%
Debt instruments	29.00%	25.00%
Property	11.00%	8.00%
Other assets	13.00%	15.00%
Total	100.00%	100.00%
Overseas
Superannuation commitments
Cash	3.00%	2.00%
Equity instruments	8.00%	7.00%
Debt instruments	7.00%	5.00%
Property	1.00%	2.00%
Other assets	81.00%	84.00%
Total	100.00%	100.00%